SCHEDULE OF DEFERRED TAXES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Share issuance costs	$ 568,000	$ 728,000
Non-capital losses	14,602,000	7,043,000
Property and equipment	953,000	449,000
Capital gain reserve		74,000
Scientific Research and Experimental Development	367,000	291,000
Total deferred income tax assets	16,490,000	8,585,000
Deferred income tax not recognized	(16,490,000)	(8,585,000)
Net deferred tax assets